Derivatives and Hedging Activities (Schedule of Balance Sheet Classification and Fair Values of Derivative Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Fair value	$ 326	$ (391)
Notional amount	106,004	101,850
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Notional amount	16,400	$ 38,400
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Euro [Member]
Derivatives, Fair Value [Line Items]
Notional amount	74,800
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | NIS [Member]
Derivatives, Fair Value [Line Items]
Notional amount	7,800
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Japanese Yen [Member]
Derivatives, Fair Value [Line Items]
Notional amount	7,000
Foreign Exchange Contract [Member] | Other current assets [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	23
Notional amount of derivative asset	2,700
Foreign Exchange Contract [Member] | Other current assets [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	866	$ 3,753
Notional amount of derivative asset	54,586	45,000
Foreign Exchange Contract [Member] | Accrued expenses and other current liabilities [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(131)	(1,243)
Notional amount of derivative liability	13,682	38,426
Foreign Exchange Contract [Member] | Accrued expenses and other current liabilities [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(432)	(2,901)
Notional amount of derivative liability	$ 35,036	$ 18,424